Summary of Common Stock Warrant Activity (Details) - Common Stock [Member] - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding at beginning	1,216,845,661	619,523,492	142,859,043
Weighted average exercise price at beginning	$ 0.07	$ 0.03	$ 0.003
Outstanding at beginning (in years)	2 years 4 months 17 days	2 years 9 months 22 days	1 year 9 months 22 days
Class of Warrant or Right Issued	94,000,000	1,008,324,212	1,424,521,449
Class of Warrants or Right Exercise Price of Warrants or Rights Issued1	$ 0.009	$ 0.06	$ 0.002
Issued (in shares)	4 years 11 months 8 days
Adjusted	66,750,000
Adjusted	$ 0.011
Adjusted	1 year 4 months 28 days
Exercised	(61,378,210)	(411,000,000)	(947,857,000)
Exercised	$ 0.011	$ 0.06	$ 0.002
Exercised	1 year 4 months 28 days
Forfeited, extinguished and cancelled	(955,000,000)	(2,043)
Forfeited, extinguished and cancelled	$ 0.008
Forfeited, extinguished and cancelled	1 year 4 months 28 days
Outstanding at ending	361,217,451	1,216,845,661	619,523,492
Weighted average exercise price at ending	$ 0.03	$ 0.07	$ 0.03
Outstanding at ending (in years)	2 years 9 months 7 days	2 years 4 months 17 days	2 years 9 months 22 days